Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Share-Based Compensation Plans [Abstract]
Stock option activity
A summary of stock option activity is as follows:

	Shares (000)	Wtd. Avg. Exercise Price Per Share	Wtd. Avg. Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Outstanding, January 1, 2010	5,858	$46
Granted	897	53
Exercised	(682)	37		$14
Expired or cancelled	(133)	50
Outstanding, December 31, 2010	5,940	$48	6.2
Vested or expected to vest, December 31, 2010	5,877	$48	6.1
Exercisable, December 31, 2010	3,446	$49	4.7
Outstanding, January 1, 2011	5,940	$48
Granted	199	67
Exercised	(721)	39		$13
Expired or cancelled	(153)	49
Outstanding, December 31, 2011	5,265	$50	5.7	$7
Vested or expected to vest, December 31, 2011	5,235	$50	5.6
Exercisable, December 31, 2011	3,626	$51	4.8	$4
Outstanding, January 1, 2012	5,265	$50
Granted	302	45
Exercised	(116)	34		$1
Expired or cancelled	(107)	51
Outstanding, December 31, 2012	5,344	$50	5.0	$14
Vested or expected to vest, December 31, 2012	5,326	$50	4.9
Exercisable, December 31, 2012	4,210	$51	4.3	$11

Options outstanding and exercisable
Options outstanding and exercisable as of December 31, 2012 are as follows:

		Options Outstanding		Options Exercisable
Exercise Price	Shares (000)	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Shares (000)	Weighted- Average Exercise Price
$27–$34	1,211	5.4	$31	918	$31
$35–$44	1,073	3.9	44	775	44
$45–$55	1,522	5.2	53	1,127	53
$56–$93	1,538	5.0	66	1,390	66
	5,344	5.0	$50	4,210	$51

Assumptions used to estimate fair value of share awards
We estimated the fair value of each stock option on the date of grant using the Black-Scholes option pricing model and the following assumptions:

Year Ended December 31	2012	2011	2010
Average risk-free interest rate	1.1%	2.6%	2.6%
Expected dividend yield	1.8%	1.1%	1.4%
Expected volatility	44.0%	41.0%	41.0%
Expected term (years)	5.9	5.9	5.4

Restricted stock activity
A summary of restricted stock activity is as follows:

	Shares (000)	Wtd. Avg. Price Per Share	Wtd. Avg. Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Unvested, January 1, 2010	369	$43	1.6
Granted	21	56
Vested	(86)	41
Forfeited	(9)	31
Unvested, December 31, 2010	295	$45	0.9
Granted	264	$67
Vested	(143)	46
Forfeited	(7)	52
Unvested, December 31, 2011	409	$59	1.8
Granted	309	$44
Vested	(124)	40
Forfeited	(5)	67
Unvested, December 31, 2012	589	$55	1.7	$25

Performance share units detail by grant year
A summary of the performance share units detail by grant year is as follows:

	2010	2011	February 2012	July 2012
Grant Date	February 18, 2010	February 16, 2011	February 15, 2012	July 1, 2012
Performance Period (Years)	2010–2011	2011	2012	2012–2014
Vesting Date(s)	100% on	50% on	50% on	50% on
	December 31, 2011	December 31, 2012 and 2013	December 31, 2013 and 2014	December 31, 2015 and 2016
Payout Levels (in units):
Threshold Award	53,621	63,655	88,907	68,056
Target Award	107,242	127,310	177,814	136,112
Outstanding Award	214,484	254,620	355,628	272,224
Units Forfeited in 2012 (at Target Award level)	2,500	5,668	19,137	18,824
Shares Issued in 2012	196,125	106,394	—	—
Shares Subject to Holding Period as of December 31, 2012	—	94,756	170,701	—
% of the Target Performance Level based on the Average Operating Profit Margin over the Performance Period	183%	158%	96%	N/A